Equity - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock shares issued	75,397,241	75,397,241
Common stock shares outstanding	75,397,241	75,397,241
Share-based compensation subsequent to business reorganization		$ 1
Share-based compensation arrangement by share-based payment award, number of shares available for grant	7,600,000	7,600,000
Stock-based compensation expense	2	2	1	2	3	2
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 29.77
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options	2	2		2
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition		1 year 10 months 13 days
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, share-based awards other than options	$ 5	$ 5
Employee service share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		2 years 2 months 10 days